Schedule of Investments
March 31, 2020
(Unaudited)
Principal Amount		Value
Event-Linked Bonds–95.68%
Earthquake–26.02%
Acorn Re Ltd., Catastrophe Linked Notes, 4.39% (3 mo. USD LIBOR + 2.75%), 11/10/2021(a)(b)	$6,000,000	$5,884,500
Buffalo RE Ltd.,
Catastrophe Linked Notes, 4.99%, (6 mo. USD LIBOR + 3.42%), 04/07/2020(a)(b)	2,250,000	2,256,188
8.74%, (6 mo. USD LIBOR + 7.17%), 04/07/2020(a)(b)	2,500,000	2,506,125
Golden State Re II Ltd., Catastrophe Linked Notes, 4.06% (3 mo. USD LIBOR + 2.20%), 01/08/2023(a)(b)	4,910,000	4,584,712
International Bank for Reconstruction & Development (The) (Supranational),
Catastrophe Linked Notes, 3.99%, (3 mo. USD LIBOR + 2.50%), 02/15/2021(a)(b)	5,250,000	5,140,537
7.49%, (3 mo. USD LIBOR + 6.00%), 02/15/2021(a)(b)	3,675,000	3,564,199
4.49%, (3 mo. USD LIBOR + 3.00%), 02/15/2021(a)(b)	4,250,000	4,132,062
6.58%, (3 mo. USD LIBOR + 5.50%), 12/02/2022(a)(b)	1,650,000	1,633,541
6.73%, (3 mo. USD LIBOR + 5.65%), 12/02/2022(a)(b)	2,400,000	2,343,480
4.42%, (3 mo. USD LIBOR + 3.50%), 03/13/2024(a)(b)	1,750,000	1,750,919
9.92%, (3 mo. USD LIBOR + 9.00%), 03/13/2024(a)(b)(c)	1,750,000	1,750,000
10.92%, (3 mo. USD LIBOR + 10.00%), 03/13/2024(a)(b)	1,000,000	979,375
7.42%, (3 mo. USD LIBOR + 6.50%), 03/13/2024(a)(b)(c)	1,250,000	1,250,000
Kizuna Re II Ltd. (Japan),
Catastrophe Linked Notes, 1.93%, (3 mo. U.S. Treasury Bill Rate + 1.88%), 04/11/2023(a)(b)	3,500,000	3,474,275
2.56%, (3 mo. U.S. Treasury Bill Rate + 2.50%), 04/11/2023(a)(b)	2,550,000	2,508,818
Merna Reinsurance II Ltd., Catastrophe Linked Notes, 2.05% (3 mo. U.S. Treasury Bill Rate + 2.00%), 04/07/2022(a)(b)	5,000,000	4,864,500
Principal Amount		Value
Earthquake–(continued)
Nakama Re Ltd. (Bermuda),
Catastrophe Linked Notes, 3.31%, (3 mo. U.S. Treasury Bill Rate + 3.25%), 01/14/2021(a)(b)	$2,300,000	$2,266,075
2.93%, (3 mo. U.S. Treasury Bill Rate + 2.88%), 01/14/2021(a)(b)	3,000,000	2,947,950
2.91%, (6 mo. USD LIBOR + 2.20%), 10/13/2021(a)(b)	3,850,000	3,741,237
3.96%, (6 mo. USD LIBOR + 3.25%), 10/13/2021(a)(b)	4,750,000	4,575,437
3.27%, (3 mo. USD LIBOR + 2.00%), 04/13/2023(a)(b)	4,500,000	4,305,375
4.27%, (3 mo. USD LIBOR + 3.00%), 04/13/2023(a)(b)	3,250,000	3,090,912
2.26%, (3 mo. U.S. Treasury Bill Rate + 2.20%), 01/14/2025(a)(b)	2,000,000	1,957,000
Sierra Ltd.,
Catastrophe Linked Notes, 3.26%, (3 mo. U.S. Treasury Bill Rate + 3.25%), 12/28/2022(a)(b)	750,000	749,513
5.76%, (3 mo. U.S. Treasury Bill Rate + 5.75%), 12/28/2022(a)(b)	750,000	722,513
Torrey Pines Re Ltd.,
Catastrophe Linked Notes, 4.37%, (6 mo. USD LIBOR + 3.80%), 06/09/2020(a)(b)	2,850,000	2,800,838
7.26%, (6 mo. USD LIBOR + 6.69%), 06/09/2020(a)(b)	3,450,000	3,445,687
Ursa Re Ltd.,
Catastrophe Linked Notes, 5.53%, (3 mo. U.S. Treasury Bill Rate + 5.47%), 12/10/2020(a)(b)	3,200,000	3,116,000
5.30%, (3 mo. U.S. Treasury Bill Rate + 5.24%), 09/24/2021(a)(b)	1,350,000	1,319,963
5.81%, (3 mo. U.S. Treasury Bill Rate + 5.75%), 12/10/2022(a)(b)	4,000,000	3,895,000
		87,556,731
Fire–0.11%
Cal Phoenix Re Ltd., Catastrophe Linked Notes, 2.01% (3 mo. USD LIBOR + 0.50%), 08/13/2021(a)(b)	5,400,000	378,000
Flood–1.87%
FloodSmart Re Ltd. (Bermuda),
Catastrophe Linked Notes, 11.89%, (3 mo. U.S. Treasury Bill Rate + 11.83%), 03/07/2022(a)(b)	2,500,000	2,383,125
15.14%, (3 mo. U.S. Treasury Bill Rate + 15.08%), 03/07/2022(a)(b)	500,000	476,625
11.00%, (3 mo. U.S. Treasury Bill Rate + 11.00%), 02/27/2023(a)(b)	2,000,000	1,957,700
14.50%, (3 mo. U.S. Treasury Bill Rate + 14.50%), 02/27/2023(a)(b)	1,500,000	1,468,275
		6,285,725

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Event-Linked Bond Fund

Principal Amount		Value
Longevity–0.77%
Vita Capital VI Ltd. (Multinational), Catastrophe Linked Notes, 4.61% (6 mo. USD LIBOR + 2.90%), 01/08/2021(a)(b)	$2,750,000	$2,595,313
Multiple Event–48.92%
3264 re Ltd. (Multinational), Catastrophe Linked Notes, 9.75% (3 mo. U.S. Treasury Bill Rate + 9.75%), 02/07/2023(a)(b)	750,000	721,313
Akibare Re Pte. Ltd. (Japan), Catastrophe Linked Notes, 2.81% (3 mo. U.S. Treasury Bill Rate + 2.75%), 04/07/2024(a)(b)	1,250,000	1,250,000
Alamo Re Ltd., Catastrophe Linked Notes, 3.54% (3 mo. U.S. Treasury Bill Rate + 3.48%), 06/07/2021(a)(b)	2,000,000	1,949,500
Alturas RE Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 03/10/2023(a)(c)(d)	2,339,000	2,390,861
Armor Re II Ltd.,
Catastrophe Linked Notes, 3.90%, (3 mo. U.S. Treasury Bill Rate + 3.84%), 06/08/2020(a)(b)	2,000,000	1,990,500
5.96%, (3 mo. U.S. Treasury Bill Rate + 5.90%), 06/08/2022(a)(b)	1,500,000	1,451,625
Atlas Capital UK PLC (Multinational),
Catastrophe Linked Notes, 7.48%, (3 mo. USD LIBOR + 6.06%), 06/07/2022(a)(b)	2,500,000	2,433,125
13.17%, (3 mo. USD LIBOR + 11.75%), 06/07/2023(a)(b)	1,000,000	951,850
Atlas IX Capital DAC, Catastrophe Linked Notes, 1.81% (3 mo. USD LIBOR + 0.10%), 01/07/2021(a)(b)	616,679	582,762
Atmos RE DAC (Ireland), Catastrophe Linked Notes, 4.50% (3 mo. EURIBOR + 4.50%), 02/14/2022(a)(b)	1,550,000	23,506
Baltic PCC Ltd. (United Kingdom), Catastrophe Linked Notes, 5.97% (3 mo. U.S. Treasury Bill Rate + 5.90%), 03/07/2022(b)	2,500,000	3,107,580
Blue Halo Re Ltd. (Bermuda), Catastrophe Linked Notes, 0.57% (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/21/2022(a)(b)	4,500,000	4,426,875
Bowline Re Ltd. (Multinational),
Series 2018-1, Catastrophe Linked Notes, 4.56% (3 mo. U.S. Treasury Bill Rate + 4.50%), 05/23/2022(a)(b)	3,250,000	3,172,812
Series 2019-1, Catastrophe Linked Notes, 4.55%, (3 mo. U.S. Treasury Bill Rate + 4.50%), 03/20/2023(a)(b)	2,250,000	2,197,687
8.85%, (3 mo. U.S. Treasury Bill Rate + 8.85%), 03/20/2023(a)(b)	1,750,000	1,709,313
Principal Amount		Value
Multiple Event–(continued)
Caelus Re V Ltd.,
Catastrophe Linked Notes, 0.55%, (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/05/2020(a)(b)	$3,250,000	$2,990,000
0.56%, (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/05/2020(a)(b)	1,656,705	16,898
3.19%, (3 mo. U.S. Treasury Bill Rate + 3.13%), 06/05/2020(a)(b)	3,750,000	3,585,000
3.99%, (3 mo. U.S. Treasury Bill Rate + 3.93%), 06/07/2021(a)(b)	1,750,000	1,681,400
4.70%, (3 mo. U.S. Treasury Bill Rate + 4.64%), 06/07/2021(a)(b)	1,500,000	1,402,875
7.88%, (3 mo. U.S. Treasury Bill Rate + 7.82%), 06/07/2021(a)(b)	2,500,000	2,277,750
10.96%, (3 mo. U.S. Treasury Bill Rate + 10.90%), 06/07/2021(a)(b)	1,250,000	1,006,250
Caelus Re VI Ltd.,
Catastrophe Linked Notes, 5.56%, (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/07/2023(a)(b)	1,500,000	1,453,500
2.81%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	970,200
2.81%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	971,500
2.81%, (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/07/2023(a)(b)	1,000,000	969,000
5.56%, (3 mo. U.S. Treasury Bill Rate + 5.50%), 06/07/2024(a)(b)	1,250,000	1,203,250
Cape Lookout Re Ltd.,
Catastrophe Linked Notes, 4.30%, (1 mo. U.S. Treasury Bill Rate + 4.24%), 02/25/2022(a)(b)	4,250,000	4,125,687
6.81%, (1 mo. U.S. Treasury Bill Rate + 6.75%), 05/09/2022(a)(b)	1,250,000	1,212,188
Citrus Re Ltd., Catastrophe Linked Notes, 6.80% (6 mo. USD LIBOR + 5.31%), 03/20/2023(a)(b)	570,183	71,273
Cranberry Re Ltd., Catastrophe Linked Notes, 2.32% (6 mo. USD LIBOR + 1.98%), 07/13/2020(a)(b)	4,000,000	3,945,000
Eden Re II Ltd. (Bermuda), Catastrophe Linked Notes, 0.00%, 03/22/2024(a)(c)(d)	2,500,000	2,526,619
First Coast Re II Pte. Ltd. (Bermuda), Catastrophe Linked Notes, 5.31% (3 mo. U.S. Treasury Bill Rate + 5.25%), 06/07/2023(a)(b)	500,000	465,925
FloodSmart Re Ltd. (Bermuda),
Catastrophe Linked Notes, 11.31%, (3 mo. U.S. Treasury Bill Rate + 11.25%), 08/06/2021(a)(b)	2,250,000	2,224,912
13.56%, (3 mo. U.S. Treasury Bill Rate + 13.50%), 08/06/2021(a)(b)	750,000	734,288
Fortius RE II Ltd. (Supranational), Catastrophe Linked Notes, 4.91% (6 mo. USD LIBOR + 3.42%), 07/07/2021(a)(b)	3,500,000	3,479,525
Galilei Re Ltd. (Multinational),
Catastrophe Linked Notes, 15.41%, (6 mo. USD LIBOR + 13.84%), 01/08/2021(a)(b)	3,500,000	3,422,825
10.20%, (6 mo. USD LIBOR + 8.63%), 01/08/2021(a)(b)	1,000,000	978,650
6.70%, (6 mo. USD LIBOR + 5.13%), 01/08/2021(a)(b)	2,000,000	1,986,700
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Event-Linked Bond Fund

Principal Amount		Value
Multiple Event–(continued)
Galileo Re Ltd. (Multinational),
Catastrophe Linked Notes, 19.06%, (3 mo. USD LIBOR + 17.50%), 11/06/2020(a)(b)	$2,050,000	$1,975,482
9.06%, (3 mo. USD LIBOR + 7.50%), 11/06/2020(a)(b)	600,000	586,050
9.31%, (3 mo. U.S. Treasury Bill Rate + 9.25%), 01/08/2024(a)(b)	1,500,000	1,437,900
7.51%, (3 mo. U.S. Treasury Bill Rate + 7.45%), 01/08/2024(a)(b)	500,000	483,550
Kendall Re Ltd. (Multinational), Catastrophe Linked Notes, 6.83% (3 mo. USD LIBOR + 5.25%), 05/06/2021(a)(b)	2,250,000	2,174,062
Kilimanjaro II Re Ltd. (Supranational), Catastrophe Linked Notes, 11.40% (6 mo. USD LIBOR + 10.61%), 04/20/2021(a)(b)	4,250,000	4,119,737
Kilimanjaro III Re Ltd. (Supranational),
Catastrophe Linked Notes, 15.81%, (3 mo. USD LIBOR + 15.75%), 12/19/2023(a)(b)	1,000,000	988,750
9.56%, (3 mo. USD LIBOR + 9.50%), 12/19/2023(a)(b)	1,750,000	1,683,238
15.81%, (3 mo. USD LIBOR + 15.75%), 12/19/2024(a)(b)	1,000,000	983,950
9.56%, (3 mo. USD LIBOR + 9.50%), 12/19/2024(a)(b)	1,750,000	1,667,488
Kilimanjaro Re Ltd. (Supranational),
Catastrophe Linked Notes, 15.31%, (3 mo. USD LIBOR + 13.61%), 05/06/2022(a)(b)	3,000,000	2,884,950
6.64%, (3 mo. USD LIBOR + 4.94%), 05/06/2022(a)(b)	2,750,000	2,730,887
15.33%, (3 mo. USD LIBOR + 13.61%), 05/05/2023(a)(b)	3,000,000	2,852,550
6.66%, (3 mo. USD LIBOR + 4.94%), 05/05/2023(a)(b)	3,750,000	3,723,562
Limestone Re Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 03/01/2024(a)(c)(d)	2,456,000	2,545,365
Lion II RE DAC (Ireland), Catastrophe Linked Notes, 3.57% (3 mo. EURIBOR + 3.57%), 07/15/2021(a)(b)	4,500,000	4,933,889
Loma Reinsurance Ltd. (Multinational), Catastrophe Linked Notes, 0.50% (3 mo. U.S. Treasury Bill Rate + 0.50%), 07/08/2020(a)(b)	3,750,000	900,000
Manatee Re III Pte. Ltd, Catastrophe Linked Notes, 5.31% (3 mo. U.S. Treasury Bill Rate + 5.25%), 06/07/2022(a)(b)	1,000,000	945,150
Mona Lisa Re Ltd.,
Catastrophe Linked Notes, 7.50%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 01/09/2023(a)(b)	750,000	730,688
8.00%, (3 mo. U.S. Treasury Bill Rate + 8.00%), 01/09/2023(a)(b)	750,000	723,563
Principal Amount		Value
Multiple Event–(continued)
Northshore Re II Ltd. (Bermuda),
Catastrophe Linked Notes, 7.59%, (3 mo. U.S. Treasury Bill Rate + 7.53%), 07/06/2020(a)(b)	$2,500,000	$2,499,375
9.30%, (3 mo. USD LIBOR + 7.99%), 07/08/2022(a)(b)	2,250,000	2,192,062
7.56%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 07/07/2023(a)(b)	1,250,000	1,232,063
Residential Reinsurance 2014 Ltd., Catastrophe Linked Notes, 0.86% (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/06/2020(a)(b)	5,000,000	7,500
Residential Reinsurance 2015 Ltd., Catastrophe Linked Notes, 0.86% (3 mo. U.S. Treasury Bill Rate + 0.50%), 06/06/2020(a)(b)	2,253,438	67,603
Residential Reinsurance 2016 Ltd.,
Catastrophe Linked Notes, 11.58%, (3 mo. U.S. Treasury Bill Rate + 11.52%), 06/06/2020(a)(b)	1,568,793	7,844
3.43%, (3 mo. U.S. Treasury Bill Rate + 3.37%), 06/06/2020(a)(b)	3,000,000	2,960,250
Residential Reinsurance 2017 Ltd.,
Catastrophe Linked Notes, 5.11%, (3 mo. U.S. Treasury Bill Rate + 5.05%), 06/06/2021(a)(b)	1,000,000	986,300
3.23%, (3 mo. U.S. Treasury Bill Rate + 3.17%), 06/06/2021(a)(b)	1,375,000	1,342,206
12.78%, (3 mo. U.S. Treasury Bill Rate + 12.72%), 12/06/2021(a)(b)	250,000	239,863
Residential Reinsurance 2018 Ltd.,
Catastrophe Linked Notes, 3.31%, (3 mo. U.S. Treasury Bill Rate + 3.25%), 06/06/2022(a)(b)	4,000,000	3,843,400
11.06%, (3 mo. U.S. Treasury Bill Rate + 11.00%), 12/06/2022(a)(b)	2,500,000	2,419,375
Residential Reinsurance 2019 Ltd. (Cayman Islands),
Catastrophe Linked Notes, 0.00%, 12/06/2020(a)(d)	1,250,000	980,563
4.56%, (3 mo. U.S. Treasury Bill Rate + 4.50%), 06/06/2023(a)(b)	500,000	490,875
11.56%, (3 mo. U.S. Treasury Bill Rate + 11.50%), 12/06/2023(a)(b)	1,000,000	991,250
Riverfront Re Ltd. (Supranational),
Catastrophe Linked Notes, 4.91%, (3 mo. U.S. Treasury Bill Rate + 4.91%), 01/15/2021(a)(b)	3,000,000	2,970,750
6.57%, (3 mo. U.S. Treasury Bill Rate + 6.51%), 01/15/2021(a)(b)	3,750,000	3,705,562
Sanders RE II Ltd. (Bermuda),
Catastrophe Linked Notes, 13.42%, (3 mo. USD LIBOR + 12.25%), 04/07/2023(a)(b)	3,750,000	3,594,937
5.87%, (3 mo. USD LIBOR + 4.50%), 04/07/2024(a)(b)	2,250,000	2,250,000
14.12%, (3 mo. USD LIBOR + 12.75%), 04/07/2024(a)(b)	1,000,000	1,000,000
Sanders Re Ltd.,
Catastrophe Linked Notes, 4.59%, (6 mo. USD LIBOR + 2.99%), 12/06/2021(a)(b)	1,500,000	1,427,625
5.56%, (3 mo. U.S. Treasury Bill Rate + 5.50%), 04/07/2022(a)(b)	5,500,000	5,149,375
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Event-Linked Bond Fund

Principal Amount		Value
Multiple Event–(continued)
SD Re Ltd., Catastrophe Linked Notes, 5.66% (3 mo. USD LIBOR + 4.00%), 10/19/2021(a)(b)	$3,400,000	$3,205,350
Spectrum Capital Ltd. (Bermuda),
Catastrophe Linked Notes, 7.35%, (6 mo. USD LIBOR + 5.75%), 06/08/2021(a)(b)	1,000,000	992,750
5.10%, (6 mo. USD LIBOR + 3.50%), 06/08/2021(a)(b)	3,500,000	3,471,125
Stratosphere Re Ltd., Catastrophe Linked Notes, 2.80% (3 mo. U.S. Treasury Bill Rate + 2.75%), 02/07/2023(a)(b)	3,500,000	3,480,575
Tailwind Re Ltd.,
Series 2017-1, Catastrophe Linked Notes, 9.16%, (3 mo. U.S. Treasury Bill Rate + 9.10%), 01/08/2022(a)(b)	1,250,000	1,205,688
11.12%, (3 mo. U.S. Treasury Bill Rate + 11.06%), 01/08/2022(a)(b)	750,000	734,813
		164,580,414
Other–3.10%
Alamo Re Ltd., Catastrophe Linked Notes, 4.56% (1 mo. U.S. Treasury Bill Rate + 4.50%), 06/08/2022(a)(b)	500,000	486,875
Horse Capital I DAC (Ireland), Catastrophe Linked Notes, 12.00% (3 mo. EURIBOR + 12.00%), 06/15/2020(a)(b)	4,000,000	4,416,671
Integrity Re Ltd., Catastrophe Linked Notes, 5.44% (3 mo. USD LIBOR + 4.75%), 06/12/2023(a)(b)	1,000,000	953,750
Vitality Re IX Ltd., Catastrophe Linked Notes, 1.81% (3 mo. U.S. Treasury Bill Rate + 1.75%), 01/10/2022(a)(b)	500,000	401,875
Vitality Re VIII Ltd., Catastrophe Linked Notes, 2.06% (3 mo. U.S. Treasury Bill Rate + 2.00%), 01/08/2021(a)(b)	750,000	602,813
Vitality Re X Ltd.,
Catastrophe Linked Notes, 2.06%, (3 mo. U.S. Treasury Bill Rate + 2.00%), 01/10/2023(a)(b)	500,000	401,875
1.75%, (3 mo. U.S. Treasury Bill Rate + 1.75%), 01/10/2023(a)(b)	1,250,000	1,067,187
Vitality Re XI Ltd.,
Catastrophe Linked Notes, 1.56%, (3 mo. U.S. Treasury Bill Rate + 1.50%), 01/09/2024(a)(b)	2,000,000	1,707,500
1.86%, (3 mo. U.S. Treasury Bill Rate + 1.80%), 01/09/2024(a)(b)	500,000	401,875
		10,440,421
Pandemic–0.24%
International Bank for Reconstruction & Development (The) (Supranational), Catastrophe Linked Notes, 8.37% (6 mo. USD LIBOR + 6.90%), 07/15/2020(a)(b)	1,000,000	803,750
Principal Amount		Value
Windstorm–14.65%
Akibare Re Ltd. (Japan),
Catastrophe Linked Notes, 3.32%, (3 mo. USD LIBOR + 1.90%), 04/07/2022(a)(b)	$3,250,000	$3,124,875
3.32%, (3 mo. USD LIBOR + 1.90%), 04/07/2022(a)(b)	2,500,000	2,430,000
2.25%, (6 mo. USD LIBOR + 0.50%), 04/07/2023(a)(b)	2,460,000	12,300
Aozora Re Ltd. (Japan), Catastrophe Linked Notes, 3.59% (6 mo. USD LIBOR + 2.00%), 04/07/2021(a)(b)	5,500,000	5,432,350
Bonanza RE Ltd. (Bermuda), Catastrophe Linked Notes, 4.81% (3 mo. U.S. Treasury Bill Rate + 4.75%), 02/20/2024(a)(b)	2,500,000	2,426,125
Casablanca Re Ltd.,
Catastrophe Linked Notes, 6.36%, (6 mo. USD LIBOR + 4.86%), 06/04/2020(a)(b)	1,500,000	1,506,375
16.98%, (6 mo. USD LIBOR + 15.49%), 06/04/2020(a)(b)	1,250,000	250,000
Citrus Re Ltd., Catastrophe Linked Notes, 0.24% (3 mo. U.S. Treasury Bill Rate + 0.10%), 12/31/2049(a)(b)	1,123,169	280,792
First Coast Re II Pte. Ltd. (Bermuda), Catastrophe Linked Notes, 3.98% (3 mo. U.S. Treasury Bill Rate + 3.92%), 06/07/2021(a)(b)	3,000,000	2,840,250
Frontline Re Ltd.,
Catastrophe Linked Notes, 7.80%, (3 mo. U.S. Treasury Bill Rate + 7.74%), 07/06/2022(a)(b)	4,250,000	2,422,500
0.57%, (3 mo. U.S. Treasury Bill Rate + 0.50%), 07/06/2022(a)(b)	300,561	60,112
Hexagon II Reinsurance DAC (France), Catastrophe Linked Notes, 4.75% (3 mo. EURIBOR + 5.15%), 01/17/2024(a)(b)	2,000,000	2,196,093
Hexagon Reinsurance DAC (Ireland),
Catastrophe Linked Notes, 8.75%, (3 mo. EURIBOR + 8.75%), 01/19/2022(a)(b)	3,650,000	4,011,896
7.11%, (3 mo. EURIBOR + 7.11%), 01/19/2022(a)(b)	2,800,000	3,076,847
Integrity Re II Ltd. (Bermuda), Catastrophe Linked Notes, 8.35% (3 mo. USD LIBOR + 7.25%), 04/12/2023(a)(b)	1,500,000	1,500,788
Integrity Re Ltd.,
Catastrophe Linked Notes, 14.83%, (6 mo. USD LIBOR + 14.35%), 06/10/2020(a)(b)	750,000	750,000
5.05%, (6 mo. USD LIBOR + 4.57%), 06/10/2020(a)(b)	300,000	299,235
5.56%, (3 mo. USD LIBOR + 4.01%), 06/10/2022(a)(b)	1,000,000	952,650
Long Point Re III Ltd., Catastrophe Linked Notes, 2.81% (3 mo. U.S. Treasury Bill Rate + 2.75%), 06/01/2022(a)(b)	5,450,000	5,300,397
Manatee Re II Ltd., Catastrophe Linked Notes, 8.40% (3 mo. U.S. Treasury Bill Rate + 8.34%), 06/07/2021(a)(b)	2,750,000	2,594,762
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Event-Linked Bond Fund

Principal Amount		Value
Windstorm–(continued)
Matterhorn Re Ltd. (Bermuda),
Catastrophe Linked Notes, 0.00%, 12/07/2020(a)(d)	$1,000,000	$965,050
5.61%, (3 mo. U.S. Treasury Bill Rate + 5.25%), 12/07/2021(a)(b)	1,000,000	955,250
7.50%, (3 mo. U.S. Treasury Bill Rate + 7.50%), 12/07/2021(a)(b)	750,000	725,813
6.31%, (3 mo. U.S. Treasury Bill Rate + 6.25%), 12/07/2021(a)(b)	1,000,000	966,300
5.00%, (3 mo. U.S. Treasury Bill Rate + 5.00%), 01/08/2024(a)(b)	1,750,000	1,732,325
Pelican IV Re Ltd., Catastrophe Linked Notes, 2.99% (3 mo. USD LIBOR + 2.29%), 05/07/2021(a)(b)	2,500,000	2,476,375
		49,289,460
Total Event-Linked Bonds (Cost $357,537,342)		321,929,814
Shares		Value
Preferred Stocks–1.44%
Multiple Event–1.44%
Kinesis Re Ltd., Series 2020, Pfd.(c)	249,377	$2,559,335
Lorenz Re Ltd., Series 2020, Pfd.(c)	22,500	2,278,310
Total Preferred Stocks (Cost $4,750,000)		4,837,645
Money Market Funds–0.67%
Invesco Government & Agency Portfolio,Institutional Class, 0.43% (Cost $2,264,771)(e)	2,264,771	2,264,771
TOTAL INVESTMENTS IN SECURITIES–97.79% (Cost $364,552,113)		329,032,230
OTHER ASSETS LESS LIABILITIES—2.21%		7,425,361
NET ASSETS–100.00%		$336,457,591
Investment Abbreviations:
DAC	– Designated Activity Co.
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $318,822,234, which represented 94.76% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Zero coupon bond issued at a discount.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/20/2020	Royal Bank of Scotland PLC	GBP	2,500,000	USD	3,263,213	$155,014
Currency Risk
05/20/2020	Bank of America, N.A.	EUR	16,950,000	USD	18,504,959	(223,828)
Total Forward Foreign Currency Contracts						$(68,814)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Master Event-Linked Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended March 31, 2020, there were transfers from Level 3 to Level 2 of $0, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $12,300,490, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Event-Linked Bonds	$—	$311,466,969	$10,462,845	$321,929,814
Preferred Stocks	—	—	4,837,645	4,837,645
Money Market Funds	2,264,771	—	—	2,264,771
Total Investments in Securities	2,264,771	311,466,969	15,300,490	329,032,230
Other Investments - Assets*
Forward Foreign Currency Contracts	—	155,014	—	155,014
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(223,828)	—	(223,828)
Total Other Investments	—	(68,814)	—	(68,814)
Total Investments	$2,264,771	$311,398,155	$15,300,490	$328,963,416

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended March 31, 2020:
	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 03/31/20
Event-Linked Bonds	$–	$3,000,000	$–	$–	$–	$–	$7,462,846	$–	$10,462,846
Preferred Stocks	–	–	–	–	–	–	4,837,644	–	4,837,644
Total	$–	$3,000,000	$–	$–	$–	$–	$12,300,490	$–	$15,300,490
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer Master Event-Linked Bond Fund